UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                             FORM 13F COVER PAGE

            REPORT FOR THE CALENDAR QUARTER ENDED JUNE 30, 2008

                          Check here if Amendment [X]
                        This Amendment No. 3 (check only one)
                             [ ] is a restatement
                         [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	              Wynnefield Capital Management LLC
Address:              450 Seventh Avenue, Suite 509, New York, New York  10123
Form 13F File Number: 28-7006

===============================================================================

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 13, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON FEBRUARY 1, 2010.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen J. Nelson
Title: Attorney-In-Fact for Joshua H. Landes, Managing Member
       of Wynnefield Capital Management LLC
Phone: (914) 220-1910 for Stephen J. Nelson or (212) 760-0814 for Joshua H. Landes


Signature, Place, and Date of Signing:

Wynnefield Capital Management LLC
  By: Mr. Joshua H. Landes, Member
      By: /s/ Stephen J. Nelson
	  Stephen J. Nelson
	  White Plains, New York
	  February 9, 2010


Report Type (Check only one):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 	13F NOTICE. (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0
Form 13F Information Table Entry Total: 8
Form 13F Information Table Value Total: 29,480,000

List of Other Included Managers:

No.	Name					Form 13F File Number


-------------------------------------------------------------------------------------------------------------------------------

                       FORM 13F INFORMATION TABLE
-----------------------  --------  ----------  --------  ---------  ----  ----  -------   -----------  ------------------------
                         TITLE OF               VALUE    SHARES OR  SH/   PUT/  INVSTMT     OTHER          VOTING AUTHORITY
    NAME OF ISSUER        CLASS       CUSIP    (x1000)    PRN AMT   PRN   CALL  DSCRTN     MANAGERS      SOLE    SHARED  NONE
-----------------------  --------  ----------  --------  ---------  ----  ----  -------   -----------  --------  ------  ------
EURAND NV                SHS       N31010106   10390     726550     SH          OTHER                            726550
GENTEK INC.            COM NEW     37245X203   1165      43326      SH          OTHER                            43326
LIFE SCIENCES RESEARCH    COM	   532169109   2850      100927     SH          OTHER                            100927
INC.
MOTORCAR PARTS AMERICA   COM       620071100   2795      370150     SH          OTHER                            370150
INC.
PHYS. FORM. HOLD. INC.   COM       719427106   155       16625      SH          OTHER                            16625
PRINCETON REVIEW INC.	 COM       742352107   4739      700968     SH          OTHER                            700968
RUSS BERRIE & CO.        COM       782233100   2710      340000     SH          OTHER                            340000
TECHTEAM GLOBAL INC.     COM       878311109   4676      437000     SH          OTHER                            437000







==============================================================================

                               POWER OF ATTORNEY


The undersigned does hereby constitute and appoint Stephen J. Nelson, Mary Anne Mayo, Beth N. Lowson and Joseph D. Zargari, each of The Nelson Law Firm, LLC, White Plains Plaza, One North Broadway, Suite 712, White Plains, NY 10601, signing singly, with full power of substitution, as the true and lawful attorney of the undersigned, and authorizes and designates each of them to sign on behalf of the undersigned, and to file filings and any amendments thereto made by or on behalf of the undersigned in respect of the beneficial ownership of equity securities held by the undersigned, directly, indirectly or beneficially, pursuant to Sections 13(d), 13(g) and 16 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations thereunder. The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with Sections 13(d), 13(g) or 16 of the Exchange Act.

This Power of Attorney shall remain in full force and effect until withdrawn by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.

IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 12th day of February, 2007.

						By: /s/ Joshua H. Landes
						    Joshua H. Landes